Debt (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Debt Disclosure [Abstract]
Components of Third-Party Debt
The components of the Company’s third-party debt consists of the following (in thousands):

	September 30, 2023	December 31, 2022
2021 Term Loan	$—	$55,000
Fortress Term Loan	60,000	—
Convertible notes	—	3,103

Total principal amount of debt	60,000	58,103

Plus: Accretion	58	213
Less: current portion of long-term debt, net of discounts	(57,677)	(53,360)
Less: unamortized deferred financing costs and debt discounts	(2,381)	(1,853)

Long-term debt, net of current portion and discounts	$—	$3,103

The components of the Company’s third-party debt consisted of the following (in thousands):

	December 31,
	2022	2021
2021 Term Loan	$55,000	$25,000
Convertible Notes	3,103	2,000

Total principal amounts of debt	58,103	27,000

Plus: Accretion	213	28
Less: current portion of long-term debt, net of discounts	(53,360)	(24,140)
Less: unamortized deferred financing costs and debt discounts	(1,853)	(885)

Long-term debt, net of current portion and discounts	$3,103	$2,003

Schedule of Future Maturities of 2021 Term Loan
Scheduled future maturities of the Fortress Term Loan for years subsequent to September 30, 2023 are as follows (in thousands):

December 31, 2023	$—
December 31, 2024	—
December 31, 2025	—
December 31, 2026	12,500
December 31, 2027	47,500

$60,000

Scheduled future maturities of the 2021 Term Loan for years subsequent to December 31, 2022 are as follows (in thousands):

December 31, 2023	$—
December 31, 2024	—
December 31, 2025	3,929
December 31, 2026	51,071

$55,000